Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Earnings attributable to BHP shareholders
Continuing operations	$ 7,897	$ 12,921	$ 20,245
Total	$ 7,897	$ 12,921	$ 30,900
Weighted average number of shares
Basic	5,068	5,064	5,061
Diluted	5,077	5,073	5,071
Basic earnings per ordinary share
Continuing operations	$ 1.558	$ 2.552	$ 4
Total	1.558	2.552	6.106
Diluted earnings per ordinary share
Continuing operations	1.555	2.547	3.992
Total	1.555	2.547	6.093
Headline earnings per ordinary share (US cents)
Basic	1.959	2.561	4.39
Diluted	$ 1.956	$ 2.557	$ 4.381